UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3 [17 CFR 270.23c-3]

1.	Investment Company Act File Number	Date of Notification
	811-23363	04-24-2020

2.	Exact name of investment company as specified in registration statement:
FNEX Ventures

3.	Address of principal executive office: (number, street, city, state, zip code)
One Indiana Square, Suite 2252, Indianapolis, IN 42604

4.	Check one of the following:

A.	☒	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B.	☐	The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐	The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	Albert Horvath
(Name)
Chief Compliance Officer
(Title)

M3Sixty Administration – April 23, 2020

NOTICE OF QUARTERLY REPURCHASE OFFER

If you do not wish to sell shares at this time, please disregard this Notice.

[April 23, 2020]

Dear FNEX Ventures Investor:

We appreciate your investment in FNEX Ventures (the “Fund”).

The Fund is a closed-end interval fund offering shares that are not redeemable daily and are not traded on a stock exchange. To provide investors with liquidity, the Fund has a quarterly share repurchase program to repurchase a portion of its outstanding shares at net asset value (“NAV”) on a specified repurchase date, as discussed below.

If you wish to sell any of your Fund shares during this repurchase period, you can do so in one of the following two ways depending on how your shares are held:

1.	If your shares are held at your financial adviser, broker, dealer or other financial intermediary, please ask your financial adviser, broker, dealer or other financial intermediary to submit a repurchase request for you. You may be charged a transaction fee for this service by your financial adviser, broker, dealer or other financial intermediary. Your financial advisor may have different requirements for making a repurchase request during the repurchase offer period. None of the Fund, FNEX Advisor, Foreside Financial Services, LLC or M3Sixty Administration, LLC is responsible for any errors committed by your financial adviser, broker, dealer or other financial intermediary in submitting a Repurchase Request for you. A shareholder who holds shares through a financial adviser, broker, dealer or other financial intermediary should NOT submit the attached form to the Fund.
2.	If you have a direct account held with the Fund, please complete, sign and date the enclosed Repurchase Request Form. In order to process your request, it must be received in good order by the Fund’s transfer agent, M3Sixty Administration, the Fund’s Transfer Agent, at 4300 Shawnee Mission Parkway, Suite 100 by 4 p.m. Eastern Standard Time on [May 25, 2020]. The Fund currently does not charge a processing fee for handling repurchase requests.

Please refer to your Fund Prospectus and the enclosed Repurchase Offer Terms and Repurchase Request Form for more details. Please note that the Fund’s quarterly repurchase offer will begin on [April 25, 2020] and end at 4:00 p.m. Eastern Time on [May 25, 2020]. The repurchase price date is the NAV published as of [June 1, 2020].

M3Sixty Administration – April 23, 2020

All Repurchase Requests must be submitted and received by the Fund by 4:00 p.m., Eastern Time, Monday, [May 25, 2020] to be effective.

There can be no assurance that the Fund will be able to repurchase all the shares that you tender even if you tender all the shares that you own. If you have any questions regarding the repurchase offer or your investment in the FNEX Ventures, please contact your financial representative. Alternatively, a service representative of the Fund is available by calling (877) 244 6235.

Sincerely,

FNEX Ventures

M3Sixty Administration – April 23, 2020

REPURCHASE OFFER TERMS

1.       The Offer. FNEX Ventures (the "Fund") is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares at a price equal to the net asset value ("NAV") as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer and the Fund's prospectus and statement of additional information.

2.       Net Asset Value. On [April 20, 2020], the NAV of the Fund (XFNEX) was $[10.00 ] per share. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date. The Fund’s NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request Form. The current NAV may be obtained by calling (877) 244 6235 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3.       Repurchase Request Deadline. All Repurchase Requests must be received in proper form by 4:00 p.m., Eastern Time, [May 25, 2020].

4.       Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on [June 1, 2020] (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5.       Payment for Shares Repurchased. The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date. The Fund will not charge a repurchase fee.

6.       Increase in Number of Shares Repurchased. Pro Rata Purchase. If shareholders tender for repurchase more than five percent (5%) of the outstanding shares of the Fund, the Fund may, but is not required to, repurchase up to an additional two percent (2%). If the Fund determines not to repurchase an additional two percent (2%) or if more than seven percent (7%) of the shares are tendered, then the Fund will repurchase shares on a pro rata basis based upon the number of shares tendered by each shareholder. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. In the event of an oversubscribed offer, the Fund may not be able to repurchase all the shares that you wish to tender and you may have to wait until the next quarterly repurchase offer to tender the remaining shares. Subsequent repurchase requests will not be given priority over other shareholder requests. You may be subject to NAV fluctuation during the period between quarterly repurchase offers.

M3Sixty Administration – April 23, 2020

7.        Wire Transfer Fee. If shareholders request repurchase proceeds be paid by wire transfer, such shareholders will be assessed an outgoing wire transfer fee at prevailing rates charged by the Fund’s administrator, M3Sixty Administration, LLC (the “Administrator”), which is currently fifteen dollars ($15).

8.       Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to 4:00 p.m., Eastern Time, [May 25, 2020].

9.       Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board, including a majority of the independent Trustees, and only in the following limited circumstances:

·	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

·	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;

·	For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund's NAV; and

·	For any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders.

10.       Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in the repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short or long term, depending on the length of time the shares have been held by the shareholder.

11.       Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defects or irregularities have been corrected or waived.

M3Sixty Administration – April 23, 2020

None of the Fund, FNEX Advisor, Foreside Financial Services, LLC or M3Sixty Administration, LLC, or any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, FNEX Advisor, Foreside Financial Services, LLC or M3Sixty Administration, LLC is or will be obligated to ensure that your financial consultant, or any broker/dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board of Trustees makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein or contained in the Fund's prospectus or statement of additional information. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this offer, contact your financial representative. Alternatively, a service representative of the Fund is available by calling (877) 244 6235.

M3Sixty Administration – April 23, 2020

Repurchase Request Form

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, MAY 25, 2020.

FNEX Ventures

c/o M3Sixty Fund Administration

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

If your account is held through a financial adviser, broker, dealer or other financial intermediary, do not submit this form. Please contact your financial adviser, broker, dealer or other financial intermediary to submit your repurchase request. None of the Fund, the Adviser or the Distributor is responsible for any errors committed by your financial adviser, broker, dealer or other financial intermediary in submitting a Repurchase Request for you.

This repurchase form is for clients who wish to tender shares for repurchase from their account held directly with the Fund. Shares will be repurchased at a price equal to their net asset value per share on the Repurchase Pricing Date. An Authorized Person elected on the account application must submit this form via regular or express mail prior to the Repurchase Request Deadline. The Repurchase Request Deadline will be strictly observed. If the request is not received by the transfer agent in good order prior to the Repurchase Request Deadline, the request will not be honored.

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the Fund's outstanding shares and that if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

ALL SECTIONS MUST BE FULLY COMPLETED IN ORDER TO PROCESS YOUR REQUEST

Section 1 -- Investor Information

Account Number
Name
Street Address
City, State, Zip
Phone Number
Email

M3Sixty Administration – April 23, 2020

Section 2 – Redemption Instructions

Select only one of the following:

__

Redeem all shares

__

Redeem a specific number of shares, # ________________

Section 3 – Proceeds Delivery Instructions

__

Mail to address of record

__

Redeem to banking information on file

__

Other, contact us at (877) 244 – 6235

Section 4 – Investor Signature

Your signature(s) below must correspond exactly with the Authorized Person(s) elected on the account. Provision of this form should not be construed to cause FNEX Ventures or FNEX Advisor or its affiliates, to become an investment advice fiduciary under ERISA or the Internal Revenue Code.

☐	By asking the Fund to repurchase shares, I (we) accept the Fund’s repurchase offer as provided in this form, the accompanying cover letter and Repurchase Offer Statement, and the Fund’s Prospectus. Payment for shares will be issued in the name of the registered account holder to the payment instructions selected in Section 3.

☐	The undersigned hereby represents and warrants that: (a) when and to the extent the Fund accepts the shares for repurchase, the Fund will acquire good, marketable and unencumbered title to them, free and clear of all security interests, liens, charges, encumbrances, conditional sales agreements or other obligations relating to their sale or transfer, and not subject to any adverse claim; (b) on request, the undersigned will execute and deliver any additional documents the Fund or its principal underwriter deems necessary or desirable to complete the assignment, transfer and repurchase of the Shares tendered hereby; and (c) the undersigned has read and agrees to all of the terms of the Repurchase Offer (as defined in the Repurchase Offer Terms).

☐	The undersigned understands that acceptance of shares by the Fund for repurchase will constitute a binding agreement between the undersigned and the Fund upon the terms and subject to the conditions of the Repurchase Offer Terms.

☐	All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and all obligations of the undersigned hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in the Repurchase Offer, this tender is irrevocable.

M3Sixty Administration – April 23, 2020

Print Name:	Title:

Telephone Number:	Email:

Signature:	Date:

(Second Account Owner on Joint Account)

Print Name:	Title:

Telephone Number:	Email:

Signature:		Date:
(If joint account, both must sign)

Instructions to participate in the repurchase offer must be received via regular or express mail prior to 4:00 p.m. Eastern Time on [May 29, 2020] at the following address:

FNEX Venture Fund, c/o M3Sixty Fund Administration

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205